Note 16 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings before income tax	$ 209,005	$ 145,455
Canada Revenue Agency [Member] | Foreign Tax Authority [Member]
Earnings before income tax	22,174	19,166
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member]
Earnings before income tax	$ 186,831	$ 126,289